PRINCIPAL ACCOUNTING POLICIES (Summary of Changes in Level 3 Financial Liabilities) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Beginning Balance	1,159,317
Add: Compensation cost in connection with Yitel hotel's options	3,570
Less: Foreign exchange loss in convertible notes	4,899
Add: Unrealized gain - change in fair value in convertible notes	(71,945)
Less: Buy-back of convertible notes	(60,672)
Ending Balance	1,035,169